Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Minimum age limit of employee to be eligible for the plan	20 years 6 months
Employers contribution	$ 2,006	$ 1,840	$ 1,734